Earnings per Share	12 Months Ended
Dec. 31, 2013
Earnings per Share disclosure
Earnings per Share disclosure [Text Block]

11. EARNINGS PER SHARE

        Basic earnings per share was computed by dividing income available to common shareholders by the weighted average number of common shares outstanding during the period. The computation of diluted earnings per share reflected the effect of potentially dilutive securities.

        The following is a reconciliation of the income and share data used in the basic and diluted earnings per share computations:

(for the year ended December 31, in millions, except per share amounts)	2013	2012	2011
Basic
Net income, as reported	$3,673	$2,473	$1,426
Participating share-based awards—allocated income	(27)	(19)	(11)
Preferred stock dividends	—	—	(1)

Net income available to common shareholders—basic	$3,646	$2,454	$1,414

Diluted
Net income available to common shareholders	$3,646	$2,454	$1,414
Effect of dilutive securities:
Convertible preferred stock	—	—	1

Net income available to common shareholders—diluted	$3,646	$2,454	$1,415

Common Shares
Basic
Weighted average shares outstanding	370.3	386.2	415.8

Diluted
Weighted average shares outstanding	370.3	386.2	415.8
Weighted average effects of dilutive securities:
Stock options and performance shares	4.0	3.6	4.0
Convertible preferred stock	—	—	0.7

Total	374.3	389.8	420.5

Net income Per Common Share
Basic	$9.84	$6.35	$3.40

Diluted	$9.74	$6.30	$3.36